Investments in Joint Ventures and Associates - Summarized Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2022 [1]
Summarized statement of financial position
Cash and cash equivalents	€ 4,074	€ 3,402	[1]	€ 6,889		€ 6,861
Assets	301,581	380,711	[1]			459,560
Other current liabilities	8,210	10,069
Other non-current liabilities	180	208
Total liabilities	292,026	369,777	[1]			€ 445,983
Interest expense	(182)	(182)
Profit or loss	346	25	[2]	(2,400)	[2]
Income tax (expense) or income	209	(71)	[1]
Post-tax profit or (loss)	(199)	(540)	[1]	2,029
Other comprehensive income	421	(870)	[1]	200
Total comprehensive income	222	(1,410)	[1]	€ 2,229
Santander Spain Life [member]
Summarized statement of financial position
Cash and cash equivalents	18	23
Other current assets	76	73
Total current assets	94	96
Non-current assets	1,056	1,068
Assets	1,150	1,164
Other current liabilities	64	95
Current liabilities	64	95
Non-current financial liabilities excluding trade payables and other provisions	0	0
Other non-current liabilities	403	410
Total non-current financial liabilities	403	410
Total liabilities	467	506
Net assets	683	658
Revenue	482	265
Results from financial transactions	0	0
Depreciation and amortization	(32)	(30)
Interest income	4	1
Interest expense	0	0
Profit or loss	97	79
Income tax (expense) or income	(24)	(18)
Post-tax profit or (loss)	73	61
Other comprehensive income	9	(24)
Total comprehensive income	82	37
Dividends received	58	30
AIFMC [member]
Summarized statement of financial position
Cash and cash equivalents	421	392
Other current assets	654	836
Total current assets	1,075	1,229
Non-current assets	0	200
Assets	1,075	1,429
Other current liabilities	(149)	526
Current liabilities	(149)	526
Non-current financial liabilities excluding trade payables and other provisions	0	0
Other non-current liabilities	414	0
Total non-current financial liabilities	414	0
Total liabilities	265	526
Net assets	810	903
Revenue	478	644
Results from financial transactions	0	0
Depreciation and amortization	(5)	(4)
Interest income	10	9
Interest expense	0	0
Profit or loss	193	330
Income tax (expense) or income	(53)	(92)
Post-tax profit or (loss)	140	238
Other comprehensive income	0	0
Total comprehensive income	140	238
Dividends received	122	0
Other Joint ventures [member]
Summarized statement of financial position
Cash and cash equivalents	47	99
Other current assets	840	561
Total current assets	887	660
Non-current assets	6,234	5,325
Assets	7,121	5,985
Other current liabilities	643	499
Current liabilities	643	500
Non-current financial liabilities excluding trade payables and other provisions	64	67
Other non-current liabilities	5,257	4,351
Total non-current financial liabilities	5,321	4,418
Total liabilities	5,964	4,918
Net assets	1,157	1,067
Revenue	2,586	2,267
Results from financial transactions	0	(2)
Depreciation and amortization	(27)	(28)
Interest income	117	103
Interest expense	(10)	(7)
Profit or loss	259	258
Income tax (expense) or income	(88)	(53)
Post-tax profit or (loss)	170	205
Other comprehensive income	32	(41)
Total comprehensive income	203	164
Dividends received	€ 211	€ 54

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.